Operating Leases - Schedule of Bank Loan Interest Rate as the Discount Rate and Operating Lease Right-Of-Use Asset and the Operating Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Bank Loan Interest Rate as the Discount Rate and Operating Lease Right-Of-Use Asset and the Operating Lease Liabilities [Abstract]
Operating lease cost (included in general and administration in the Company’s consolidated statement of operations)	$ 156,492	$ 103,221	$ 99,306
Other Information
Cash paid for amounts included in the measurement of lease liabilities for the years ended December 31, 2025, 2024 and 2023	$ 158,381	$ 111,142	$ 95,303
Weighted average remaining lease term – operating leases (in years)	1 year 3 months 29 days	2 years 7 days	2 years 10 months 9 days
Weighted average discount rate – operating leases	5.33%	5.28%	5.29%
Right-of-Use assets	$ 190,302	$ 158,091	$ 243,439
Total operating lease assets	190,302	158,091	243,439
Short-term operating lease liabilities	150,995	85,915	100,150
Long-term operating lease liabilities	44,996	79,784	158,758
Total operating lease liabilities	$ 195,991	$ 165,699	$ 258,908